Organization and basis of presentation (Details) - Trivago N.V. - Expedia	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Ownership interest, parent, percentage	59.50%	60.00%
Voting interest, parent, percentage	84.00%	84.10%